Tax Matters - Deferred Taxes Movement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Beginning balance, Deferred tax assets	€ 6,682	€ 7,631
Reclassification entry into force IFRIC 23		0
Additions	846	1,070
Disposals	(687)	(1,123)
Transfers	(230)	(882)
Translation differences and hyperinflation adjustments	(211)	(33)
Company movements and others	16	19
Ending balance, Deferred tax assets	6,416	6,682
Deferred tax liabilities
Beginning balance, Deferred tax liabilities	2,908	2,674
Reclassification entry into force IFRIC 23		313
Additions	600	586
Disposals	(272)	(323)
Transfers	(257)	(250)
Translation differences and hyperinflation adjustments	(344)	(87)
Company movements and others	(15)	(5)
Ending balance, Deferred tax liabilities	€ 2,620	€ 2,908